UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2009 ( Unaudited)
Schooner Growth and Income Fund

			Shares		Value
COMMON STOCKS - 93.75%
Aerospace & Defense - 2.95%
Honeywell International, Inc.			500		$18,380
Raytheon Co.			1,500		70,770
United Technologies Corp.			1,600		94,976
					184,126
Air Freight & Logistics - 1.32%
FedEx Corp.			1,200		82,452
Biotechnology - 3.66%
Amgen, Inc. (a)			1,800		107,532
Biogen Idec, Inc. (a)			1,500		75,315
Gilead Sciences, Inc. (a)			1,000		45,060
					227,907
Capital Markets - 4.64%
Bank Of New York Mellon Corp.			2,600		76,986
Northern Trust Corp.			1,400		81,844
State Street Corp.			1,200		62,976
TD Ameritrade Holding Corp. (a)			3,500		67,340
					289,146
Communications Equipment - 1.53%
Cisco Systems, Inc. (a)			4,400		95,040
Computers & Peripherals - 9.89%
Apple, Inc. (a)			600		100,926
Dell, Inc. (a)			4,300		68,069
EMC Corp. (a)			5,500		87,450
Hewlett-Packard Co.			2,000		89,780
NetApp, Inc. (a)			4,300		97,825
Seagate Technology			5,000		69,250
Western Digital Corp. (a)			3,000		102,840
					616,140
Construction & Engineering - 2.06%
Fluor Corp.			1,600		84,640
Jacobs Engineering Group, Inc. (a)			1,000		43,980
					128,620
Consumer Finance - 1.63%
American Express Co.			3,000		101,460
Diversified Financial Services - 4.28%
Bank of America Corp.			6,500		114,335
J.P. Morgan Chase & Co.			3,500		152,110
					266,445
Diversified Telecommunication Services - 1.64%
Verizon Communications, Inc.			3,300		102,432
Electric Utilities - 2.42%
Exelon Corp.			1,300		65,026
NRG Energy, Inc. (a)			3,200		85,920
					150,946
Energy Equipment & Services - 6.25%
Cameron International Corp. (a)			2,400		85,704
Nabors Industries Ltd. (a)			5,700		100,776
National Oilwell Varco, Inc. (a)			2,600		94,510
Noble Corp.			3,100		108,593
					389,583
Food & Staples Retailing - 3.93%
CVS Caremark Corp.			1,700		63,784
The Kroger Co.			3,900		84,201
Sysco Corp.			3,800		96,862
					244,847
Food Products - 4.49%
Archer-Daniels-Midland Co.			3,400		98,022
Bunge Ltd.			1,200		80,412
The Hershey Co.			1,500		58,845
HJ Heinz Co.			1,100		42,350
					279,629
Health Care Providers & Services - 5.51%
CIGNA Corp.			2,700		79,461
Express Scripts, Inc. (a)			800		57,776
McKesson Corp.			1,000		56,860
UnitedHealth Group, Inc.			2,700		75,600
WellPoint, Inc. (a)			1,400		73,990
					343,687
Independent Power Producers & Energy Traders - 0.99%
The AES Corp. (a)			4,500		61,515
Industrial Conglomerates - 2.07%
General Electric Co.			2,000		27,800
Tyco International Ltd.			3,200		101,408
					129,208
Internet & Catalog Retail - 1.30%
Amazon.Com, Inc. (a)			1,000		81,190
Internet Software & Services - 3.16%
eBay, Inc. (a)			4,800		106,272
Yahoo!, Inc. (a)			6,200		90,582
					196,854
IT Services - 0.65%
Mastercard, Inc.			200		40,526
Media - 0.01%
Time Warner, Inc.			21		586
Metals & Mining - 1.31%
Freeport-McMoRan Copper & Gold, Inc.			1,300		81,874
Multiline Retail - 4.99%
JC Penney Company, Inc. (a)			2,700		81,664
Kohl's Corp. (a)			1,200		61,908
Macys, Inc.			6,300		97,776
Sears Holdings Corp. (a)			1,100		69,795
					311,143
Oil, Gas & Consumable Fuels - 6.19%
Anadarko Petroleum Corp.			2,400		126,888
Apache Corp.			1,000		84,950
Hess Corp.			1,700		86,003
Occidental Petroleum Corp.			1,200		87,720
					385,561
Paper & Forest Products - 1.55%
International Paper Co.			4,200		96,390
Pharmaceuticals - 3.34%
Bristol-Myers Squibb Co.			3,300		73,029
Eli Lilly & Co.			1,500		50,190
Forest Laboratories, Inc. (a)			2,900		84,883
					208,102
Road & Rail - 1.83%
CSX Corp.			1,700		72,250
Union Pacific Corp.			700		41,867
					114,117
Semiconductors & Semiconductor Equipment - 1.47%
Marvell Technology Group Ltd. (a)			6,000		91,500
Software - 1.99%
Oracle Corp.			2,900		63,423
Symantec Corp. (a)			4,000		60,480
					123,903
Specialty Retail - 4.30%
Bed Bath & Beyond, Inc. (a)			1,300		47,424
Best Buy Co, Inc.			2,500		90,700
The Gap Inc.			3,000		58,950
Lowe's Cos, Inc.			3,300		70,950
					268,024
Tobacco - 1.23%
Altria Group, Inc.			4,200		76,776
Wireless Telecommunication Services - 1.17%
American Tower Corp. - Class A (a)			2,300		72,795
TOTAL COMMON STOCKS (Cost $5,037,512)					$5,842,524

INVESTMENT COMPANIES - 6.92%
Financial Select Sector SPDR Fund			19,000		279,300
Materials Select Sector SPDR Fund			5,100		152,031
TOTAL INVESTMENT COMPANIES (Cost $333,109)					$431,331

			Principal
			Amount
SHORT TERM INVESTMENTS - 3.17%
AIM STIT-Treasury Portfolio
0.072%, (b)			197,414		197,414
TOTAL SHORT TERM INVESTMENTS (Cost $197,414)					$197,414

Total Investments (Cost $5,568,035) - 103.84%					6,471,269
Liabilities in Excess of Other Assets - (3.84)%					(239,220)
TOTAL NET ASSETS - 100.00%					$6,232,049

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments					$ 5,568,035
Gross unrealized appreciation - Equities					931,653
Gross unrealized appreciation - Options					35,183
Gross unrealized depreciation - Equities					(28,419)
Gross unrealized depreciation - Options					(29,512)
Net unrealized appreciation					$ 908,905

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 660,943	$ -	$ -	$ 660,943
Consumer Staples	601,252	-	-	601,252
Energy	775,144	-	-	775,144
Financials	657,051	-	-	657,051
Health Care	779,696	-	-	779,696
Industrials	638,523	-	-	638,523
Information Technology	1,163,963	-	-	1,163,963
Investment Companies	431,331	-	-	431,331
Materials	178,264	-	-	178,264
Telecommunication Services	175,227	-	-	175,227
Utilities	212,461	-	-	212,461
Total Equity	6,273,855	-	-	6,273,855

Short-Term Investments	197,414	-	-	197,414

Total Investments in Securities	$ 6,471,269	$ -	$ -	$ 6,471,269

Other Financial Instruments*	$ 5,671	$ -	$ -	$ 5,671
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (Depreciation) on the instruments.

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2009 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133				Fair Value
Written Options				$ 143,360
Total				$ 143,360

The Effect of Derivative Instruments on income for the period June 1, 2009 through August 31, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for				Period June 1,
as hedging instruments				2009 through
under statement 133				August 31, 2009
Written Options				$ (179,502)
Total				$ (179,502)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for				Period June 1,
as hedging instruments				2009 through
under statement 133				August 31, 2009
Written Options				$ 25,453
Total				$ 25,453

Schedule of Options Written
August 31, 2009 ( Unaudited)
Schooner Growth and Income Fund

			Contracts		Value
CALL OPTIONS
Amazon.Com, Inc.
Expiration: September 2009, Exercise Price: $85.00			10		$1,305
American Express Co.
Expiration: September 2009, Exercise Price: $33.00			30		5,400
Amgen, Inc.
Expiration: September 2009, Exercise Price: $62.50			18		828
Anadarko Petroleum Corp.
Expiration: September 2009, Exercise Price: $55.00			24		1,920
Apache Corp.
Expiration: September 2009, Exercise Price: $90.00			10		700
Apple, Inc.
Expiration: September 2009, Exercise Price: $175.00			6		1,290
Archer-Daniels-Midland Co.
Expiration: September 2009, Exercise Price: $30.00			34		1,360
Bank of America Corp.
Expiration: September 2009, Exercise Price: $17.00			65		6,955
Bank Of New York Mellon Corp.
Expiration: September 2009, Exercise Price: $30.00			26		1,820
Bed Bath & Beyond, Inc.
Expiration: September 2009, Exercise Price: $38.00			13		871
Best Buy Co, Inc.
Expiration: September 2009, Exercise Price: $40.00			25		1,000
Biogen Idec, Inc.
Expiration: September 2009, Exercise Price: $50.00			10		1,320
Bunge Ltd.
Expiration: September 2009, Exercise Price: $65.00			12		3,840
Cameron International Corp.
Expiration: September 2009, Exercise Price: $35.00			24		4,080
CIGNA Corp.
Expiration: September 2009, Exercise Price: $30.00			27		2,512
Cisco Systems, Inc.
Expiration: September 2009, Exercise Price: $22.00			44		1,628
CSX Corp.
Expiration: September 2009, Exercise Price: $46.00			17		680
Dell, Inc.
Expiration: September 2009, Exercise Price: $16.00			43		1,978
eBay, Inc.
Expiration: September 2009, Exercise Price: $22.00			48		3,120
EMC Corp.
Expiration: September 2009, Exercise Price: $16.00			30		1,170
Exelon Corp.
Expiration: September 2009, Exercise Price: $50.00			13		1,365
Express Scripts, Inc.
Expiration: September 2009, Exercise Price: $70.00			8		2,480
FedEx Corp.
Expiration: September 2009, Exercise Price: $70.00			12		2,040
Financial Select Sector SPDR Fund
Expiration: September 2009, Exercise Price: $14.00			130		11,570
Fluor Corp.
Expiration: September 2009, Exercise Price: $55.00			16		1,520
Forest Laboratories, Inc.
Expiration: September 2009, Exercise Price: $27.50			29		5,510
Freeport-McMoRan Copper & Gold, Inc.
Expiration: September 2009, Exercise Price: $65.00			13		2,665
The Gap Inc.
Expiration: September 2009, Exercise Price: $20.00			30		1,500
General Electric Co.
Expiration: September 2009, Exercise Price: $15.00			20		240
Gilead Sciences, Inc.
Expiration: September 2009, Exercise Price: $46.00			10		650
The Hershey Co.
Expiration: September 2009, Exercise Price: $40.00			15		480
Hess Corp.
Expiration: September 2009, Exercise Price: $55.00			17		765
Hewlett-Packard Co.
Expiration: September 2009, Exercise Price: $45.00			20		1,900
Honeywell International, Inc.
Expiration: September 2009, Exercise Price: $36.00			5		615
International Paper Co.
Expiration: September 2009, Exercise Price: $21.00			42		9,240
J.P. Morgan Chase & Co.
Expiration: September 2009, Exercise Price: $44.00			29		3,161
Expiration: September 2009, Exercise Price: $45.00			6		420
Jacobs Engineering Group, Inc.
Expiration: September 2009, Exercise Price: $45.00			10		1,050
JC Penney Company, Inc.
Expiration: September 2009, Exercise Price: $32.00			27		1,287
Kohl's Corp.
Expiration: September 2009, Exercise Price: $55.00			12		360
Lowe's Cos, Inc.
Expiration: September 2009, Exercise Price: $21.00			33		2,970
Macys, Inc.
Expiration: September 2009, Exercise Price: $17.00			63		1,260
Marvell Technology Group Ltd.
Expiration: September 2009, Exercise Price: $15.00			60		4,500
Mastercard, Inc.
Expiration: September 2009, Exercise Price: $210.00			2		580
Materials Select Sector SPDR Fund
Expiration: September 2009, Exercise Price: $31.00			51		1,275
McKesson Corp.
Expiration: September 2009, Exercise Price: $57.50			10		950
Nabors Industries Ltd.
Expiration: September 2009, Exercise Price: $19.00			57		1,710
National Oilwell Varco, Inc.
Expiration: September 2009, Exercise Price: $40.00			26		780
NetApp, Inc.
Expiration: September 2009, Exercise Price: $22.50			43		4,085
Noble Corp.
Expiration: September 2009, Exercise Price: $35.00			31		4,185
Northern Trust Corp.
Expiration: September 2009, Exercise Price: $60.00			14		980
NRG Energy, Inc.
Expiration: September 2009, Exercise Price: $27.50			32		2,139
Occidental Petroleum Corp.
Expiration: September 2009, Exercise Price: $75.00			12		1,440
Oracle Corp.
Expiration: September 2009, Exercise Price: $23.00			29		580
Seagate Technology
Expiration: September 2009, Exercise Price: $14.00			50		2,500
Sears Holdings Corp.
Expiration: September 2009, Exercise Price: $70.00			11		440
State Street Corp.
Expiration: September 2009, Exercise Price: $55.00			12		1,020
Symantec Corp.
Expiration: September 2009, Exercise Price: $15.00			30		1,650
TD Ameritrade Holding Corp.
Expiration: September 2009, Exercise Price: $17.50			20		3,560
Tyco International Ltd.
Expiration: September 2009, Exercise Price: $33.00			32		1,040
Union Pacific Corp.
Expiration: September 2009, Exercise Price: $60.00			7		1,113
United Technologies Corp.
Expiration: September 2009, Exercise Price: $60.00			16		1,616
UnitedHealth Group, Inc.
Expiration: September 2009, Exercise Price: $30.00			27		1,026
WellPoint, Inc.
Expiration: September 2009, Exercise Price: $55.00			14		1,330
Western Digital Corp.
Expiration: September 2009, Exercise Price: $33.00			30		6,300
Yahoo!, Inc.
Expiration: September 2009, Exercise Price: $15.00			62		1,736
Total Options Written (Premiums received $149,031)					$143,360

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009